Stock-Based Compensation Plans and Employee Benefits (Stock-based Compensation) (Details) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Jun. 15, 2016 shares	Jan. 29, 2016 shares	Jan. 30, 2015 Installment shares	Jun. 30, 2016 shares	Jan. 31, 2016 $ / shares shares	Jan. 31, 2015 shares	May 31, 2014 shares	Dec. 31, 2016 USD ($) Installment $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $								$ 10,889	$ 12,013	$ 13,314
Unrecognized compensation cost | $								$ 1,900
Weighted-average period to recognize the unrecognized compensation cost								2 years 25 days
Accrued expenses | $								$ 72,693	68,937
Weighted Average Grant Date Fair Value Per Share
Forfeited (in shares)								38,070
Employees
Weighted Average Grant Date Fair Value Per Share
Granted units	20,000
Shares issued (in shares)	12,030
Long-term Incentive Plan 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized								8,000,000
Shares available for issuance								3,600,000
2013-2014 Performance Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of points issued (in shares)					10	10	73
Preferred return								9.00%
2015-2016 Performance Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of points issued (in shares)				2.5	40	34
All Performance Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued expenses | $								$ 22,400	16,600
Common stock subject to sales restriction | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued								92,057
Non-vested, aggregate intrinsic value | $								$ 700
Restricted shares awarded								58,667
Sale restriction period								18 months
Weighted Average Grant Date Fair Value Per Share
Non-vested at End of Period (in dollars per share) | $ / shares								$ 8.46
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, aggregate intrinsic value | $								$ 3,578	$ 4,991
Number of Shares
Non-vested at Beginning of Period (in shares)					426,000			426,000
Granted (in shares)								223,000
Vested (in shares)								(277,000)
Forfeited (in shares)								(82,000)
Non-vested at End of Period (in shares)								290,000	426,000
Weighted Average Grant Date Fair Value Per Share
Non-vested at Beginning of Period (in dollars per share) | $ / shares					$ 12.90			$ 12.90
Granted (in dollars per share) | $ / shares								10.11	$ 13.65	$ 15.31
Vested (in dollars per share) | $ / shares								10.91
Forfeited (in dollars per share) | $ / shares								17.49
Non-vested at End of Period (in dollars per share) | $ / shares								$ 11.33	$ 12.90
Fair value of units vested during period | $								$ 2,900	$ 100	$ 39,200
Service Based Restricted Stock Units Vesting on each Anniversary Date
Weighted Average Grant Date Fair Value Per Share
Vesting period								4 years
Service Based Restricted Stock Units Vesting on each Anniversary Date | Employees
Number of Shares
Non-vested at End of Period (in shares)								80,000
Weighted Average Grant Date Fair Value Per Share
Granted units	80,000
Service Based Restricted Stock Units Vesting on December 31, 2018 | Employees
Number of Shares
Non-vested at End of Period (in shares)								109,417
Weighted Average Grant Date Fair Value Per Share
Granted units		122,817
Number of cliff installments | Installment								1
Performance based restricted stock units vesting on December 31, 2017 | Employees
Number of Shares
Non-vested at End of Period (in shares)			39,071
Weighted Average Grant Date Fair Value Per Share
Risk-free interest rate			0.75%
Expected stock price volatility			28.14%
Performance based restricted stock units vesting on December 31, 2017 | Employees | Minimum
Weighted Average Grant Date Fair Value Per Share
Vesting percentage			0.00%					0.00%
Performance based restricted stock units vesting on December 31, 2017 | Employees | Maximum
Weighted Average Grant Date Fair Value Per Share
Vesting percentage			200.00%					200.00%
Service based restricted stock units vesting on December 31, 2017 | Employees
Number of Shares
Non-vested at End of Period (in shares)			56,020
Weighted Average Grant Date Fair Value Per Share
Number of cliff installments | Installment			1
Service based restricted stock units with specified vesting dates | Employees
Weighted Average Grant Date Fair Value Per Share
Vesting period								3 years
Service based restricted stock units with specified vesting dates | Employees 2
Number of Shares
Non-vested at End of Period (in shares)								4,751